Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Vessels (Note 8)	$ 2,271,500,000	$ 2,383,163,000
Assets under construction (Note 8)	63,668,000	86,136,000
Other tangible assets (Note 8)	1,663,000	777,000
Intangible assets	72,000	156,000
Receivables (Note 10)	160,352,000	183,914,000
Investments in equity accounted investees (Note 25)	30,595,000	18,413,000
Deferred tax assets (Note 9)	2,487,000	964,000
Total non-current assets	2,530,337,000	2,673,523,000
Current assets
Trade and other receivables (Note 11)	136,797,000	166,342,000
Current tax assets	191,000	357,000
Cash and cash equivalents (Note 12)	143,648,000	206,689,000
Non-current assets held for sale (Note 3)	0	0
Total current assets	280,636,000	373,388,000
TOTAL ASSETS	2,810,973,000	3,046,911,000
Equity
Share capital	173,046,000	173,046,000
Share premium	1,215,227,000	1,215,227,000
Translation reserve	568,000	120,000
Treasury shares (Note 13)	(16,102,000)	(16,102,000)
Retained earnings	473,622,000	515,665,000
Equity attributable to owners of the Company	1,846,361,000	1,887,956,000
Non-current liabilities
Bank loans (Note 15)	653,730,000	966,443,000
Other notes (Note 15)	147,619,000	0
Other payables (Note 17)	539,000	533,000
Employee benefits (Note 16)	3,984,000	2,846,000
Provisions	0	38,000
Total non-current liabilities	805,872,000	969,860,000
Current liabilities
Trade and other payables (Note 17)	61,355,000	69,859,000
Current tax liabilities	11,000	0
Bank loans (Note 15)	47,361,000	119,119,000
Other borrowings (Note 15)	50,010,000	0
Provisions	3,000	117,000
Total current liabilities	158,740,000	189,095,000
TOTAL EQUITY and LIABILITIES	$ 2,810,973,000	$ 3,046,911,000